Fees Summary	Aug. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 462,250,000.00
Previously Paid Amount	30,620.00
Total Fee Amount	70,770.48
Total Offset Amount	0.00
Net Fee	$ 40,150.48